Revolving Line of Credit and Notes Payable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Aug. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 27, 2013 Revolving Line of Credit	Dec. 31, 2013 Revolving Line of Credit	Aug. 27, 2013 Revolving Line of Credit LIBOR	Dec. 10, 2013 Revolving Line of Credit Amendment To Credit Facility	Aug. 27, 2013 Revolving Line of Credit Maximum LIBOR	Jun. 30, 2013 Credit Facility Notes	Mar. 31, 2013 Credit Facility Notes	Dec. 31, 2012 Credit Facility Notes	Dec. 31, 2013 Credit Facility Notes Minimum	Dec. 31, 2013 Credit Facility Notes Maximum
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity						$ 35,000			$ 35,000				$ 6,000
Amount outstanding under credit facility			5,757	5,981			5,757						4,535
Proceeds from notes payable borrowing		874	1,465	4,535	2,020						591	874
Fixed annual interest rates														3.60%	3.70%
Line of credit facility current borrowing capacity						15,000
Line of credit facility expiration date						Aug. 27, 2016
Line of credit facility interest rate								2.75%
Line of credit facility basis spread on variable rate										0.50%
Period of variable interest rate								30 days
Proceeds from line of credit borrowing	5,757		10,757
Payments on revolving line of credit			5,000
Amount available to borrow under line of credit			9,243
Future minimum principal payments 2016			$ 5,757